/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending April 30, 2000

MFS Multimarket Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
4/7/00       Shares of        53,000          5.875            7.10    Paine
             Beneficial                                                Webber
             Interest
4/10/00      Shares of        30,000          5.875            7.11    Paine
             Beneficial                                                Webber
             Interest
4/11/00      Shares of        72,000          5.9375           7.10    Paine
             Beneficial                                                Webber
             Interest
4/12/00      Shares of        100,000         5.9375           7.04    Paine
             Beneficial                                                Webber
             Interest
4/13/00      Shares of        22,500          5.9375           7.05    Paine
             Beneficial                                                Webber
             Interest
4/17/00      Shares of        50,000          5.9375           7.02    Paine
             Beneficial                                                Webber
             Interest
4/18/00      Shares of        12,500          5.9375           7.02    Paine
             Beneficial                                                Webber
             Interest
4/19/00      Shares of        30,000          5.9375           7.02    Paine
             Beneficial                                                Webber
             Interest
4/20/00      Shares of        1,000           5.9375           7.02    Paine
             Beneficial                                                Webber
             Interest
4/20/00      Shares of        180,000         6.000            7.02    Paine
             Beneficial                                                Webber
             Interest
4/24/00      Shares of        25,000          6.0625           7.02    Paine
             Beneficial                                                Webber
             Interest
4/26/00      Shares of        150,000         6.0625           7.00    Paine
             Beneficial                                                Webber
             Interest
4/28/00      Shares of        100,000         6.0625           6.98    Paine
             Beneficial                                                Webber
             Interest




Total Shares Repurchased:  826,000
Remarks: None.

MFS Multimarket Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer